REVENUE (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
REVENUE
Gold mining activities	R 23,473.6	R 27,501.3	R 22,717.4
PGM mining activities	17,898.7	3,739.4
Recycling activities	4,539.3
Revenue	R 45,911.6	R 31,240.7	R 22,717.4
Minimum
REVENUE
Period between provisional invoicing and final pricing	2 months
Maximum
REVENUE
Period between provisional invoicing and final pricing	4 months